Retirement-Related Benefits - All Retirement Plans Cost (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
RETIREMENT-RELATED BENEFITS
Total defined contribution plans cost			$ 461	$ 440	$ 991
Total retirement-related benefits net periodic cost			1,068	4,478	1,149
Pension settlement charges		$ 2,700	0	3,113	0
Pension Plan
RETIREMENT-RELATED BENEFITS
Total defined benefit pension plans (income)/cost			477	3,918	30
Other Postretirement Benefits Plan
RETIREMENT-RELATED BENEFITS
Total defined benefit pension plans (income)/cost			130	120	128
United States
RETIREMENT-RELATED BENEFITS
Total defined contribution plans cost			61	57	615
Total retirement-related benefits net periodic cost			455	3,402	378
Pension settlement charges				2,700
United States | Pension Plan
RETIREMENT-RELATED BENEFITS
Total defined benefit pension plans (income)/cost			307	3,265	(329)
United States | Other Postretirement Benefits Plan
RETIREMENT-RELATED BENEFITS
Total defined benefit pension plans (income)/cost			86	79	92
Non-U.S. Plans
RETIREMENT-RELATED BENEFITS
Total defined contribution plans cost			400	383	376
Total retirement-related benefits net periodic cost			614	1,077	771
Pension settlement charges	$ 400			400
Non-U.S. Plans | Pension Plan
RETIREMENT-RELATED BENEFITS
Total defined benefit pension plans (income)/cost			170	652	359
Non-U.S. Plans | Other Postretirement Benefits Plan
RETIREMENT-RELATED BENEFITS
Total defined benefit pension plans (income)/cost			$ 44	$ 41	$ 36